Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of asset and income by segment

Assets by segment are as follows:

	As at December 31, 2022		As at December 31, 2021
	Biotechnology	Strategic Investments	Biotechnology	Strategic Investments
	$	$	$	$
Current assets	17,850,174	-	45,932,845	-
Non-current assets	13,128,826	7,431,656	17,030,272	-

Interest income by segments is presented below:

	For the year ended December 31, 2022		For the year ended December 31, 2021
	Biotechnology	Strategic Investments	Biotechnology	Strategic Investments
	$	$	$	$
Interest income	184,698	183,037	1,292	-